Income Taxes - Significant Components of Current and Deferred Income Tax Expense Attributable to Income from Continuing Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Current tax benefit (expense)	$ (488,000)	$ (10,000)	$ (9,000)
Income tax benefit (expense)	$ 488,000	$ 10,000	$ 9,000
Effective tax rate	(1.00%)	0.00%	0.00%